UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Trust Company
Address: 1201 North Market Street Suite 1406
         Wilmington  DE 19801

Form 13F File Number: 28-12765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Peters
Title: Chief Compliance Officer
Phone: 302-656-5644

Signature, Place, and Date of Signing:

David A. Peters       Wilmington, Delaware         02/10/2011
--------------------  ---------------------------  ----------

By:    /s/ David A. Peters
      -------------------------
       David A. Peters

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                   2

     Form 13F Information Table Entry Total:            145

     Form 13F Information Table Value Total:   $    548,493
                                               -----------------
                                                (thousands)



     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
      1    28-13689              Tiedemann Wealth Management Holdings, LLC
      2    28-13688              Tiedemann Wealth Management, LLC


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------
3M Company                              COM           88579Y101      173    2000   SH      Other                                2000
3M Company                              COM           88579Y101      111    1290   SH      Defined         1 2   1290
Abbott Laboratories                     COM           002824100      216    4500   SH      Other                                4500
Abbott Laboratories                     COM           002824100      675   14091   SH      Defined         1 2  14091
Alexanders Incorporated                 COM           014752109      275     667   SH      Defined         1 2    667
American Natl Ins Common                COM           028591105     1087   12700   SH      Other                               12700
American Tower Corp                     CL A          029912201      516   10000   SH      Other                               10000
Amgen Inc Com                           COM           031162100      477    8690   SH      Defined         1 2   8690
Anadarko Pete Corp Common               COM           032511107      381    5000   SH      Other                                5000
Ansys Inc.                              COM           03662Q105      341    6551   SH      Defined         1 2   6551
Apple Computer Inc                      COM           037833100      258     800   SH      Other                                 800
Apple Computer Inc                      COM           037833100     3317   10283   SH      Defined         1 2  10283
AT & T Inc                              COM           00206R102      339   11544   SH      Defined         1 2  11544
Bank Of America Corp, Charlotte (Nc)    COM           060505104      253   19000   SH      Other                               19000
Bank of Nova Scotia Halifax             COM           064149107      200    3500   SH      Other                                3500
Berkshire Hathaway Class B New          CL B NEW      084670702      401    5000   SH      Other                                5000
Berkshire Hathaway Class B New          CL B NEW      084670702      172    2150   SH      Defined         1 2   2150
Blackrock Inc                           COM           09247X101      286    1500   SH      Other                                1500
BP Amoco Plc                            SPONSORED ADR 055622104      370    8387   SH      Defined         1 2   8387
Buckeye Partners LP                     UNIT LTD PTN  118230101    15869  237453   SH      Defined         1 2 237453
Canadian Nat Res Ltd Common             COM           136385101      888   20000   SH      Other                               20000
Chesapeake Midstream Partners, Inc. LP  UNIT 99/99    16524K108     9303  323365   SH      Defined         1 2 323365
Chevron Corp                            COM           166764100     1208   13238   SH      Defined         1 2  13238
Chipotle Mexican Grill                  COM           169656105      213    1000   SH      Other                                1000
Cigna Corp.                             COM           125509109      354    9652   SH      Defined         1 2   9652
Cisco Systems Inc.                      COM           17275R102      303   15000   SH      Other                               15000
Cisco Systems Inc.                      COM           17275R102      344   17024   SH      Defined         1 2  17024
Citigroup Inc. Tang Div Enhd Cmn Stck   UNIT 99/99    172967416      273    2000   SH      Other                                2000
Claymore/AlphaShares China Small Cap    GUGG CHN SMCP 18383Q853    12792  425562   SH      Defined         1 2 425562
CNA Finl Corp Common                    COM           126117100      936   34600   SH      Other                               34600
Coca-cola Co Com                        COM           191216100      516    7846   SH      Defined         1 2   7846
Colgate Palmolive Co Com                COM           194162103      201    2500   SH      Other                                2500
Conoco Phillips                         COM           20825C104      529    7762   SH      Defined         1 2   7762
Consolidated Edison Inc                 COM           209115104      458    9236   SH      Defined         1 2   9236
Constellation Energy Group              COM           210371100     1608   52500   SH      Other                               52500
Constellation Energy Group              COM           210371100       12     381   SH      Defined         1 2    381
Dr Reddys Labs Ltd ADR Repstg 1/2 Sh    ADR           256135203      407   11000   SH      Other                               11000
E I Du Pont De Nemours And Co.          COM           263534109      230    4618   SH      Defined         1 2   4618
Ecolab Inc Com                          COM           278865100      252    5000   SH      Other                                5000
El Paso Pipeline Partners L P           COM UNIT LPI  283702108    17826  532900   SH      Defined         1 2 532900
Enbridge Energy Partners, L.P.          COM           29250R106    10847  173893   SH      Defined         1 2 173893
Energy Transfer Equity L P              COM UT LTD PT 29273V100     3492   89380   SH      Defined         1 2  89380
Energy Transfer Partners L.P.           UNIT LTD PTN  29273R109     2843   54854   SH      Defined         1 2  54854
Enterprise Products Partners LP         COM           293792107      108    2600   SH      Other                                2600
Enterprise Products Partners LP         COM           293792107    20850  501091   SH      Defined         1 2 501091
Ev Energy Partners, LP                  COM UNITS     26926V107     3657   93182   SH      Defined         1 2  93182
Exxon Mobil Corp                        COM           30231G102     3651   49931   SH      Defined         1 2  49931
Fedex Corp Com                          COM           31428X106      465    5000   SH      Other                                5000
Freeport-mcmoran Copper & Gld Inc Cl B  COM           35671D857      345    2870   SH      Defined         1 2   2870
General Electric                        COM           369604103      183   10000   SH      Other                               10000
General Electric                        COM           369604103     1344   73466   SH      Defined         1 2  73466
Genon Energy Inc Common                 COM           37244E107      381  100000   SH      Other                              100000
Genon Energy Inc Common                 COM           37244E107        1     242   SH      Defined         1 2    242
Google Inc-Cl A                         CL A          38259P508      416     700   SH      Other                                 700
Google Inc-Cl A                         CL A          38259P508       77     130   SH      Defined         1 2    130
Hdfc Bk Ltd ADR Repstg 3 Shs            ADR RP 3 SHS  40415F101      334    2000   SH      Other                                2000
Hugoton Royalty Tr                      UNIT BEN INT  444717102     2918  142183   SH      Defined         1 2 142183
Illinois Tool Wks Inc Com               COM           452308109      871   16304   SH      Defined         1 2  16304
Ingram Micro Inc.                       CL A          457153104     1394   73000   SH      Other                               73000
Intel Corporation                       COM           458140100      210   10000   SH      Other                               10000
Intel Corporation                       COM           458140100      670   31845   SH      Defined         1 2  31845
International Business Machines Corp.   COM           459200101      514    3500   SH      Other                                3500
International Business Machines Corp.   COM           459200101      589    4016   SH      Defined         1 2   4016
IPath DJ-AIG Commodity Index            DJUBS C ETN36 06738C778     1454   29600   SH      Defined         1 2  29600
IShares Barclay's 1-3 Year Treasury Bd  BRCLYS 1-3 Y  464287457    16924  201526   SH      Defined         1 2 201526
IShares Barclay's Aggregate Bond        BRCLY USAGG B 464287226     1350   12768   SH      Defined         1 2  12768
IShares Dow Jones US Technology         DJ US TCH SEC 464287721    10112  157070   SH      Defined         1 2 157070
Ishares Inc Msci France Index Fund      MSCI FRANCE   464286707     8130  332518   SH      Defined         1 2 332518
IShares MSCI Canada Index               MSCI CDA      464286509    11487  370557   SH      Defined         1 2 370557
IShares MSCI Germany Index              MSCI GERMAN   464286806     8640  360894   SH      Defined         1 2 360894
Jetblue Airways Corporation             COM           477143101      641   97000   SH      Other                               97000
Johnson & Johnson                       COM           478160104      495    8000   SH      Other                                8000
Johnson & Johnson                       COM           478160104     2233   36111   SH      Defined         1 2  36111
JPMorgan Alerian MLP ETN                ALRN ML ETN   46625H365    32159  884701   SH      Defined         1 2 884701
Jpmorgan Chase & Co                     COM           46625H100      339    8000   SH      Other                                8000
Jpmorgan Chase & Co                     COM           46625H100      454   10706   SH      Defined         1 2  10706
Kayne Anderson Energy Development Co    COM           48660Q102     3128  173664   SH      Defined         1 2 173664
Kayne Anderson MLP Investment Co.       COM           486606106     3212  102059   SH      Defined         1 2 102059
Kinder Morgan Energy Partners L P       UT LTD PTNER  494550106     5428   77262   SH      Defined         1 2  77262
Korea Elec Pwr Corp Sponsored ADR       SPONSORED ADR 500631106      677   50100   SH      Other                               50100
Magellan Midstream Partners LP          COM UNT RP LP 559080106    14708  260319   SH      Defined         1 2 260319
Market Vectors Agribusiness ETF         AGRIBUS ETF   57060U605     6839  127735   SH      Defined         1 2 127735
Market Vectors Gold Miners ETF          GOLD MNR ETF  57060U100    43522  708019   SH      Defined         1 2 708019
Market Vectors Pre-Refunded Muni ETF    PRERF MUN ETF 57060U738     1220   49269   SH      Defined         1 2  49269
Mastercard Inc Class A                  CL A          57636Q104      224    1000   SH      Other                                1000
McDonalds Corp Com                      COM           580135101      346    4508   SH      Defined         1 2   4508
McDonalds Corp Com                      COM           580135101        4     250   SH      Other                                 250
Merck & Co. New                         COM           58933Y105      253    7007   SH      Other                                7007
Merck & Co. New                         COM           58933Y105      253    7008   SH      Defined         1 2   7008
Metlife Inc                             COM           59156R108      273    6150   SH      Other                                6150
Micron Technology Inc Com               COM           595112103     1507  187900   SH      Other                              187900
Microsoft Corp.                         COM           594918104      279   10000   SH      Other                               10000
Microsoft Corp.                         COM           594918104     1029   36865   SH      Defined         1 2  36865
Montpelier Re Holdings Ltd Shs          SHS           G62185106      718   36000   SH      Other                               36000
Nextera Energy Inc Common New           COM           65339F101      261    5017   SH      Defined         1 2   5017
Nokia Corp.                             SPONSORED ADR 654902204      251   24358   SH      Defined         1 2  24358
Norfolk Southern Corp                   COM           655844108      503    8000   SH      Other                                8000
Nustar Energy L.P.                      UNIT COM      67058H102    11288  162457   SH      Defined         1 2 162457
NV Energy, Inc.                         COM           67073Y106      759   54000   SH      Other                               54000
NY Comm Bancorp Inc                     COM           649445103      226   12000   SH      Other                               12000
Occidental Petroleum Corp               COM           674599105      491    5000   SH      Other                                5000
Oil Services HOLDRS Trust               DEPOSTRY RCPT 678002106     1056    7514   SH      Defined         1 2   7514
Oneok Partners LP                       UNT LTD PARTN 68268N103    10725  134903   SH      Defined         1 2 134903
Overseas Shipholding Group Inc Common   COM           690368105      234    6600   SH      Other                                6600
Pepsico Inc.                            COM           713448108      163    2500   SH      Other                                2500
Pepsico Inc.                            COM           713448108       84    1287   SH      Defined         1 2   1287
Permian Basin Royalty Trust             UNIT BEN INT  714236106     1700   75027   SH      Defined         1 2  75027
Pfizer Inc.                             COM           717081103      370   21105   SH      Defined         1 2  21105
Phillip Morris International, Inc.      COM           718172109      318    5437   SH      Defined         1 2   5437
Pioneer Southwest Energy LP             UNIT LP INT   72388B106     7322  243814   SH      Defined         1 2 243814
Plains All American Pipeline, L.P.      UNIT LTD PTN  726503105    11870  189046   SH      Defined         1 2 189046
PNM Resources Inc.                      COM           69349H107      586   45000   SH      Other                               45000
Potash Corp Sask Inc                    COM           73755L107      281    1814   SH      Defined         1 2   1814
Powershares DB US Dlr Idx Bllsh Fnd LP  DOLL INDX BLL 73936D107     6493  285930   SH      Defined         1 2 285930
Procter & Gamble Co.                    COM           742718109      322    5000   SH      Other                                5000
Procter & Gamble Co.                    COM           742718109     1834   28504   SH      Defined         1 2  28504
ProShares Short 20+ Year Treasury       SHRT 20+YR TR 74347X849     1365   30837   SH      Defined         1 2  30837
Prudential Financial Inc                COM           744320102      229    3900   SH      Other                                3900
Quest Diagonostics Inc                  COM           74834L100      206    3825   SH      Defined         1 2   3825
Royal Dutch Shell Petroleum ADR         SPONS ADR     780259206      305    4566   SH      Defined         1 2   4566
San Juan Basin Rty Tr                   UNIT BEN INT  798241105     2645  112405   SH      Defined         1 2 112405
Sara Lee Corp Com                       COM           803111103      235   13437   SH      Defined         1 2  13437
Sba Communications Corp Class A         COM           78388J106      491   12000   SH      Other                               12000
Schlumberger Limited                    COM           806857108      835   10000   SH      Other                               10000
Sector Spdr Energy Select               SBI INT-ENRGY 81369Y506     6012   88081   SH      Defined         1 2  88081
Select Sector SPDR: Consumer Staples    SBI CNS STPL  81369Y308    21554  735390   SH      Defined         1 2 735390
SPDR Gold Trust                         GOLD SHS      78463V107   104163  750884   SH      Defined         1 2 750884
Standard & Poor Dep Rec                 TR UNIT       78462F103    11811   93923   SH      Defined         1 2  93923
Targa Resources Partners LP             COM UNIT      87611X105     7976  234863   SH      Defined         1 2 234863
Tiffany and Co.                         COM           886547108      311    5000   SH      Other                                5000
United Technologies Co                  COM           913017109      394    5000   SH      Other                                5000
United Technologies Co                  COM           913017109      266    3378   SH      Defined         1 2   3378
Unum Group Common                       COM           91529Y106     1199   49500   SH      Other                               49500
Vanguard Natural Resources LLC          COM UNIT      92205F106     3798  128084   SH      Defined         1 2 128084
Verizon Communications                  COM           92343V104      483   13500   SH      Defined         1 2  13500
Vodafone Group Plc New Spnsrd ADR New   SPONS ADR NEW 92857W209      397   15000   SH      Other                               15000
Vornado Rlty Tr Common                  SH BEN INT    929042109      340    4075   SH      Other                                4075
Vornado Rlty Tr Common                  SH BEN INT    929042109      288    3460   SH      Defined         1 2   3460
Walmart Stores Inc.                     COM           931142103      324    6000   SH      Other                                6000
Walt Disney Co.                         COM DISNEY    254687106      480   12800   SH      Other                               12800
Walt Disney Co.                         COM DISNEY    254687106      321    8555   SH      Defined         1 2   8555
Western Gas Partners L.P.               COM UNIT LP   958254104     7284  240394   SH      Defined         1 2 240394
Whole Foods Mkt Inc Com                 COM           966837106      253    5000   SH      Defined         1 2   5000
Williams Partners Common Unit LP        COM UNIT L P  96950F104     7277  155996   SH      Defined         1 2 155996
Yamana Gold Inc.                        COM           98462Y100     1549  121000   SH      Other                              121000

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